Inventories (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of Measuring inventories [Abstract]
Disclosure of Measuring inventories
The following table provides a breakdown for inventories:

(€ thousands)	At June 30, 2022	At December 31, 2021
Raw materials, ancillary materials and consumables	59,708	42,255
Work-in-progress and semi-finished products	58,274	50,703
Finished goods	273,004	245,517
Total inventories	390,986	338,475

The following table provides a breakdown for inventories:

(Euro thousands)	At December 31,
	2021	2020
Raw materials, ancillary materials and consumables	42,255	38,127
Work-in-progress and semi-finished products	50,703	42,466
Finished goods	245,517	240,878
Total inventories	338,475	321,471